Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT1-0125
1.9908924.101
Asset-Backed Securities - 4.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	200,087	202,853
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	731,691	738,818
TOTAL CANADA		941,671
UNITED STATES - 4.1%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	195,000	194,977
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	1,100,000	1,107,306
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	296,253	297,247
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	766,000	771,525
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	328,000	330,462
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	277,000	280,750
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	470,801	471,272
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	377,000	384,236
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	532,000	541,322
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	100,496	99,057
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	713,000	720,578
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	890,000	899,240
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	114,801	115,254
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	171,000	173,632
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	1,400,000	1,401,937
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	230,000	233,811
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,420,000	1,424,717
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	504,621	513,529
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	707,000	713,097
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	483,000	492,260
Ford Credit Auto Owner Trust Series 2018-1 Class A, 3.19% 7/15/2031 (b)	5,400,000	5,388,982
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	4,600,000	4,458,368
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	1,900,000	1,868,157
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	1,800,000	1,845,158
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	740,000	743,332
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	359,000	362,540
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	174,000	174,850
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	2,113,000	2,144,580
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,296,000	1,310,349
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,481	8,042
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	1,000,000	1,010,203
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	1,200,000	1,212,150
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (b)	1,782	1,782
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	157,996	158,671
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	828,530
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	2,500,000	2,488,132
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	1,166,407	1,182,471
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	724,000	730,273
OBX Trust Series 2024-HYB1 Class A1, 3.6226% 3/25/2053 (b)(d)	6,048,163	5,926,958
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	728,000	737,053
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	621,000	620,251
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	72,161	72,344
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	415,000	420,342
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	970,324	863,476
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	1,378,000	1,383,077
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	228,157	228,568
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	228,136	228,266
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	3,765,000	3,804,521
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,084,000	1,086,590
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	399,240	419,106
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	288,000	288,103
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	214,000	215,389
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	22,515	22,523
TOTAL UNITED STATES		53,399,346
TOTAL ASSET-BACKED SECURITIES (Cost $53,463,683)		54,341,017

Collateralized Mortgage Obligations - 9.6%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)	17,800	17,704
UNITED STATES - 9.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	174,409	171,987
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,652,811	1,431,456
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	664,805	656,438
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(f)	70,297	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(d)(f)	94,281	93,203
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	18,801	19,074
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	25,524	25,957
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	19,436	19,669
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	24,387	24,729
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	8,297	8,386
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	3,491	3,605
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	6,393	6,556
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (d)(e)	2,638	64
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (d)(e)	23,770	2,721
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (d)(e)	4,793	491
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	54,749	54,741
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (d)(e)	43,196	3,117
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (d)(f)	1,382	1,416
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	53,155	53,627
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (d)(e)	15,384	1,514
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (d)(e)	8,155	881
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (d)(f)	27,338	33,125
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (d)(f)	4,762	5,237
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	22,847	22,732
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	220,496	217,866
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	82,729	79,954
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (e)	818	10
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (e)	49,619	1,362
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	23,064	21,208
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	28,897	26,506
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	1,231	15
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (d)(e)	1,619	8
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (e)	9,486	83
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (d)(e)	27,970	2,972
Fannie Mae Guaranteed REMICS Series 2013-88 Class ZE, 3% 7/25/2043	7,092,498	6,260,608
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (e)	162,842	24,749
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	215,616	203,106
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	98,816	14,911
Fannie Mae Guaranteed REMICS Series 2020-3 Class DZ, 3.5% 2/25/2040	6,048,949	5,623,938
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	5,964,856	5,212,383
Fannie Mae Guaranteed REMICS Series 2020-96 Class A, 1.5% 1/25/2051	13,052,837	10,108,822
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	188,230	154,520
Fannie Mae Guaranteed REMICS Series 2021-65 Class GA, 2% 7/25/2049	10,973,780	8,930,081
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	199,216	164,609
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	211,709	174,932
Fannie Mae Guaranteed REMICS Series 2021-68 Class KJ, 2.25% 10/25/2051	4,609,847	3,984,790
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	409,102	339,990
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	176,590	153,877
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	426,962	372,664
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	278,552	243,301
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	3,276,984	2,878,311
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	286,296	248,095
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	271,670	246,638
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	506,700	461,761
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	694,954	642,675
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	381,320	349,564
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	4,418,627	3,953,314
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	689,766	606,492
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,188,294	1,910,833
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	207,329	180,453
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	243,228	234,423
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	6,100,837	5,190,937
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,294,579	1,140,865
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	386,400	350,224
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	411,657	367,335
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	26,971	1,198
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	462,000	461,476
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	776,730	760,450
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	529,951	480,684
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(e)	12,512	2,324
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(e)	7,647	1,209
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	11,653	2,036
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(e)	6,874	1,250
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	22,676	3,747
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	9,159	9,244
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	318,284	307,920
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	330,938	288,445
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	164,835	143,202
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	337,735	294,681
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	514,363	428,109
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	10,812	10,960
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	11,093	11,263
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	19,967	20,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,736	4,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	7,679	7,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	19,174	19,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.2799% 11/15/2031 (d)(e)	13,073	580
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	18,910	19,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	25,040	25,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (e)	9,298	1,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	367,347	369,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	34,862	35,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	119,711	122,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	65,500	67,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	78,798	80,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	32,609	32,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (d)(e)	10,629	940
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	32,967	34,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	102,622	104,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (d)(e)	39,660	3,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (d)(e)	30,397	3,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,634	11,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	149,113	149,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	23,007	22,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (e)	295	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	21,107	19,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (e)	15,171	1,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (e)	250	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	728	7
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	66,500	2,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	82,042	80,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	11,545	11,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	24,290	24,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	19,412	19,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	19,241	19,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	32,600	32,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	100,931	99,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	33,983	33,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	21,012	20,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	193,340	184,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	338,407	326,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	162,560	158,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	654,084	592,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	298,740	269,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	842,646	724,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	663,308	626,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5133 Class BA, 1.5% 7/25/2041	2,295,578	1,895,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	693,807	576,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	406,078	337,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	400,484	329,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	335,396	290,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,029,427	889,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	206,065	183,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,362,744	1,189,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	215,872	187,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	345,042	299,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	201,610	178,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	288,674	250,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	241,738	207,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	288,675	250,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	153,018	135,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	729,545	653,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	9,864,869	8,952,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	2,021,028	1,857,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	6,308,790	5,741,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	262,104	237,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	164,228	146,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,901,464	1,708,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,701,139	4,199,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	1,402,291	1,294,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	3,489,793	3,248,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	1,172,859	1,144,647
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	24,292	24,726
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	7,950	8,096
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	3,398	3,445
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,374	2,410
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (d)(f)(g)	23,841	23,749
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (d)(f)(g)	8,080	8,070
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (d)(f)(g)	1,681	1,679
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	2,696	2,607
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	35,121	31,561
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (d)(f)(g)	130,199	129,408
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	51,825	51,048
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (d)(e)	31,862	2,042
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (d)(e)	10,898	917
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (d)(e)	18,430	1,792
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	313,780	302,673
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	69,271	66,754
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	5,255	269
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (e)	106,733	14,027
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	156,792	153,003
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	93,661	86,216
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	385,547	345,068
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 1/20/2049 (d)(f)	69,772	69,188
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (d)(f)	120,131	117,901
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (d)(f)	228,677	225,304
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	928,351	893,629
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	863,310	803,732
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	301,144	293,245
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	815,015	746,675
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	1,200,453	1,115,439
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	32,642	32,019
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	84,313	81,467
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	2,000,158	1,883,730
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	116,618	106,736
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)	6,904,459	6,676,282
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	754,529	723,292
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	260,237	246,602
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	47,026	46,700
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (d)(f)	225,788	215,982
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.413% 9/25/2033 (d)	29,320	29,403
TOTAL UNITED STATES		123,266,668
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $122,517,395)		123,284,372

Commercial Mortgage Securities - 19.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	259,000	238,280
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(d)(f)	1,632,431	1,625,812
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,426,137
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	304,521	298,367
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	388,942	373,088
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	541,202	532,794
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	600,000	579,793
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,450,553	2,392,103
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	1,047,030	1,003,843
BANK Series 2020-BN25 Class XB, 0.5292% 1/15/2063 (d)(e)	6,959,678	138,442
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (d)(e)	4,812,422	222,460
BBCMS Mortgage Trust Series 2021-C11 Class A1, 0.752% 9/15/2054	2,675,190	2,591,745
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	509,461	502,315
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	400,000	391,251
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (d)(e)	11,839,974	278,636
Benchmark Mortgage Trust Series 2021-B28 Class A1, 0.5974% 8/15/2054	3,064,154	2,948,990
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0531% 7/15/2056 (d)(e)	44,591,282	1,151,650
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(d)(f)	752,731	734,455
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(d)(f)	2,676,000	2,677,673
BMO Mortgage Trust Series 2023-C6 Class XA, 0.982% 9/15/2056 (d)(e)	19,045,451	1,046,648
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	723,782
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(d)(f)	1,739,509	1,748,207
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(d)(f)	121,765	121,537
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(d)(f)	232,416	232,561
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(d)(f)	441,517	441,793
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	1,801,722	1,807,352
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(d)(f)	3,499,282	3,509,124
BX Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (b)(d)(e)	114,700,000	3,717,806
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(d)(f)	154,000	153,954
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(d)(f)	1,775,826	1,773,606
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(d)(f)	2,350,534	2,346,127
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(d)(f)	3,784,140	3,785,323
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(d)(f)	2,318,273	2,321,151
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(d)(f)	6,787,542	6,808,753
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(d)(f)	598,223	598,035
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(d)(f)	1,650,000	1,650,000
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	750,000	716,608
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	181,804	179,801
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,535,976
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,838,234	4,648,051
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (d)(e)	7,439,117	27,413
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,377,585
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,277,029
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (d)(e)	6,042,092	51,552
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	433,195	427,229
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,430,284
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1607% 8/10/2056 (d)(e)	4,677,543	164,712
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (d)(e)	460,449	4
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,230,000	1,218,267
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	210,882	207,567
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	1,692,776	1,676,849
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	188,469	185,836
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	371,502	363,698
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	163,000	166,284
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(d)(f)	3,555,861	3,542,527
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(d)(f)	2,207,431	2,195,013
Fannie Mae Guaranteed REMICS Series 2019-M5 Class A2, 3.273% 2/25/2029	2,846,510	2,718,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	52,058	51,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	18,914,267	18,473,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,065,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	993,204	961,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	2,400,000	2,325,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,547,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,068,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,710,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	4,400,000	4,289,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	7,700,000	7,511,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,276,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,117,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	882,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	886,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	900,000	877,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,200,000	1,181,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	3,491,139	3,470,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	1,900,000	1,831,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	700,000	640,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,827,645	4,716,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,304,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	1,064,365	971,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	600,000	569,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	10,100,000	9,273,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	1,200,000	1,195,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030	4,200,000	4,154,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	300,000	309,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	6,000,000	6,206,291
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	2,619,000	2,596,997
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (d)(e)	3,589,598	20,148
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	233,710	229,488
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(d)(f)	1,550,184	1,535,054
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,434,455
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	384,125
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	141,137	139,432
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,036,548	1,967,955
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,400,000	1,341,443
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	600,000	571,134
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(d)(f)	1,116,351	1,107,978
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(d)(f)	816,405	819,464
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	533,055	526,978
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,615,707	1,592,356
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	299,995	295,242
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	108,042	105,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	443,741	414,709
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(e)	3,810,547	65,986
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	126,923	122,089
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(d)(f)	332,189	331,151
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (d)(e)	4,171,931	14,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	540,717	530,209
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	594,347	568,419
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	560,000	537,523
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.507% 8/15/2033 (b)(d)(f)	704,715	575,054
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,929,417	2,893,748
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	6,952,905	6,624,738
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (d)(e)	1,040,122	50,366
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,194,466	1,151,601
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2521% 12/15/2056 (b)(d)(e)	1,500,000	302,407
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(d)(f)	416,298	420,199
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(d)(f)	3,648,648	3,630,405
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(d)(f)	2,406,000	2,401,489
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(d)(f)	1,017,825	1,017,072
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(d)(f)	907,894	905,056
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	397,013	389,316
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,264,189	1,243,858
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (d)(e)	4,999,974	125,500
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,405,452
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	289,874
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (d)(e)	3,659,989	16,329
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.775% 7/15/2048 (b)(d)(f)	4,000,000	4,000,556
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	172,227	169,462
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	6,565,000	6,310,234
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,774,794
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	186,581	183,688
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0012% 12/15/2050 (d)(e)	7,163,875	153,429
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	3,481,053	3,436,663
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (d)(e)	3,672,886	79,836
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	781,895	774,852
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(d)(f)	13,457,000	13,212,687
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(d)(f)	1,000,000	1,001,687
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(d)(f)	2,500,000	2,504,295
TOTAL UNITED STATES		249,173,908
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $247,124,590)		249,173,908

U.S. Government Agency - Mortgage Securities - 162.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 162.2%
Fannie Mae 3.5% 12/1/2036	113,036	107,202
Fannie Mae 3.5% 5/1/2036	85,574	81,290
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (d)(f)	1,425	1,446
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (d)(f)	10,847	11,033
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (d)(f)	2,227	2,265
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,518,898	1,335,280
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,028,583	899,095
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,415,250	1,845,523
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	588,547	517,398
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	557,999	490,543
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	407,158	357,937
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	308,436	271,920
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	278,263	244,624
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (j)	2,758,288	2,274,864
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	282,161	248,051
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,279,238	1,124,592
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	601,883	529,122
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	592,390	520,776
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	322,597	283,599
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,949,260	1,489,454
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	775,109	679,469
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	766,756	672,147
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	245,502	215,210
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	931,556	770,909
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,167,009	1,023,013
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	801,600	702,691
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	418,313	366,697
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	65,247	57,624
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	91,647	70,028
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	831,926	727,195
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	857,632	749,665
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	138,698	107,325
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	614,385	469,459
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	592,691	518,078
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	10,443,045	7,979,662
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	851,590	744,384
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	880,522	769,674
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,369,472	2,141,396
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	167,266	136,210
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	203,048	163,952
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	488,868	441,201
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	312,357	267,637
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,003,704	849,968
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	957,222	782,787
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	63,717	51,887
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,050,848	1,674,557
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,722,950	2,213,981
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	152,094	123,760
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	741,880	631,725
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	593,890	505,709
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	582,205	472,289
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,542,461	1,253,183
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,432,705	1,984,070
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	323,821	263,091
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,421,939	2,764,136
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,122,542	1,013,087
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	206,312	185,357
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	525,285	428,577
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	482,536	392,040
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	685,062	555,727
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	409,911	333,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	128,231	124,138
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	8,502,127	7,199,869
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	74,493	60,662
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,855	20,950
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	999,436	811,374
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,805,675	1,527,410
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,075,408	875,066
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	56,424	45,912
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,628	33,730
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	358,169	291,444
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	222,237	180,141
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	174,066	140,714
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	483,936	435,388
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	382,338	328,675
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051 (i)	4,075,446	3,284,378
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,014,873	825,809
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	5,070,492	4,561,828
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	161,505	131,418
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	329,387	296,343
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	278,902	239,582
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	873,518	785,888
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	698,122	595,774
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	370,875	302,363
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	630,587	513,507
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	236,344	191,872
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,143	24,339
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	103,912	83,904
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	287,433	272,484
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,459,166	1,348,923
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	44,738	39,726
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	398,641	337,037
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	12,986,573	11,081,168
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	325,201	273,118
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	939,619	793,241
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	286,343	271,584
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	38,017	36,092
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	128,549	117,682
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	1,018,799	895,744
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	470,711	400,912
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,487,099	2,092,655
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	541,413	456,224
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	7,175,302	6,070,961
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,288,729	1,087,966
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	185,529	176,047
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	597,268	550,090
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	866,224	769,990
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	107,309	94,549
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,488,056	2,089,572
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,349,435	1,991,508
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,054,736	892,073
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	813,293	687,866
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	512,725	486,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,287,649	2,169,592
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	20,232	16,992
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	600,025	508,238
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	727,278	616,480
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	121,316	112,529
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	364,422	337,914
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	262,548	243,533
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	163,004	154,672
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,464	16,456
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	32,955	27,657
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	370,745	329,209
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	287,032	272,355
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,289,700	2,096,143
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	38,307	36,454
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	120,763	107,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	284,546	250,711
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	28,289	24,907
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	76,144	67,352
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	855,085	720,273
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,565,731	1,329,155
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,003	17,731
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,180,658	8,594,677
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,184,411	11,974,711
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	21,831	18,308
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	726,386	645,006
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,358,841	1,157,347
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,226,688	2,743,181
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	96,112	80,599
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	13,065,565	12,111,096
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,069,300	942,151
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,292,975	1,099,632
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	52,510	49,946
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,736,625	1,526,869
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	175,047	147,285
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,953,331	4,218,833
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,877	31,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	499,626	474,675
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	221,652	200,505
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	563,694	495,243
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	45,686	41,340
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	339,276	303,378
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,100,419	976,420
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	882,518	779,212
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,751,617	4,170,157
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	183,432	160,985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	19,393	18,539
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	129,510	124,772
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	90,731	82,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	438,539	392,138
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	98,825	88,400
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	425,036	380,064
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,538,014	1,361,822
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	110,716	97,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	753,014	662,985
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	829,753	796,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,160,599	1,113,886
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	75,171	71,487
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	260,340	247,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,212	25,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,337,483	3,848,720
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,022,068	899,232
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	536,594	472,272
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	203,007	178,165
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	389,377	342,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	228,230	220,780
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	665,532	636,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	4,308,805	4,114,909
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	89,210	85,979
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	46,098	41,741
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	548,945	496,300
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	78,336	70,821
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	519,020	468,980
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	549,882	486,888
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,502,833	1,333,488
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	694,766	611,266
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,139,363	1,002,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,044,682	916,843
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,197,757	1,049,315
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	105,025	100,654
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	35,171	33,662
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	155,509	139,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,108,040	1,870,499
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,084,244	962,067
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	278,691	244,326
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	480,651	453,043
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	173,195	156,595
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	151,843	137,114
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	746,009	674,877
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	695,890	630,345
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,155,971	1,911,681
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	244,768	221,387
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	139,016	124,394
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	155,066	137,302
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	428,794	410,246
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	243,849	233,136
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	261,149	251,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	52,867	47,884
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	618,467	559,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	748,261	668,855
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	327,238	295,641
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	931,369	824,091
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,721,162	2,407,729
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	182,768	165,193
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	544,528	522,992
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	325,531	294,411
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	906,448	802,890
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	18,220	17,040
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	288,408	266,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	55,197	51,020
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	739,385	685,742
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	16,855,194	15,729,435
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	235,437	214,604
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	78,739	72,018
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	54,158	50,568
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,669	15,574
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,776	5,385
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	80,207	74,138
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,578,640	2,378,662
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	720,092	668,298
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,549	13,548
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,285	14,255
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,869	5,477
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,031	11,198
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,527	3,260
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	495,321	457,992
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	371,926	339,247
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	551,522	534,337
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,589	8,940
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	263	261
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	495,508	457,235
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,968	48,036
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	67,439	62,230
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	90,219	83,250
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,971,474	4,636,510
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,540	10,777
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	137,041	126,799
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	70,958	65,699
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	212,814	194,365
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	169,853	155,287
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	611,837	554,971
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	85,839	79,893
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	46,878	43,330
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	348,811	318,899
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	545,321	494,297
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	107,567	100,225
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,059	14,035
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	79,586	74,149
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,045	16,813
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	29,084	26,692
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	213,918	194,922
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	308,252	279,602
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	13,663,065	12,454,028
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,916	13,945
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	57,802	56,109
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	180,986	175,686
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	513,135	476,811
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,113,095	1,020,859
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	225,977	219,360
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,978	12,106
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	237,043	221,542
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	98,134	90,585
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	74,826	69,187
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	81,312	75,969
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	39,621	36,986
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,954	14,932
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	129,663	119,891
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	51,510	47,628
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	448,248	416,007
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	809,043	733,343
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	346,293	333,711
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,119	11,685
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,709	4,542
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	214,756	205,482
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,976	6,727
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,571	14,074
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,904	11,443
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,373	31,775
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	130,656	125,921
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,097	11,699
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	97,123	93,510
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	52,965	50,148
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,592	8,270
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	146,051	139,744
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	4,507,556	4,367,838
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	291,220	280,665
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,147	10,764
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,122	14,534
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,958	6,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,225	30,074
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,361	16,765
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	42,196	40,731
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,726	20,914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,198	13,629
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,969	21,122
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	131,860	126,784
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	195,222	187,801
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	105,685	100,394
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,953	18,215
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	100,976	97,184
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	135,985	130,837
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	46,508	44,763
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,525	24,537
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	75,154	71,838
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	51,254	48,992
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	15,487,592	14,833,013
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,436,322	2,299,135
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,012,602	959,380
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,722,559	4,542,232
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	44,643	41,832
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,754	1,695
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	11,213	10,818
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	21,892	21,137
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	26,168	24,570
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	835,058	790,581
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,022,001	9,603,929
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,486	6,194
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,446	5,315
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	46,844	46,343
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,966	9,852
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	36,965	36,390
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	94,071	93,110
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	836,635	819,175
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	96,775	95,696
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	28,220	27,895
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	7,908	7,797
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,467,369	1,411,869
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	69,467	68,669
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	145,783	144,116
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	184,594	182,439
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	63,400	62,623
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	469,653	464,405
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	126,803	125,364
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,400	34,963
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	730	728
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	653,867	648,190
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	45,194	44,519
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,867	6,713
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,233	8,130
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	338,465	334,763
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,819	7,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	469,950	457,351
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	11,205,924	10,779,455
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	29,016	28,682
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	269,434	264,737
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	370,953	363,095
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	721,690	715,715
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	973,526	964,858
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,046,590	1,039,560
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	528,336	523,961
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,344,470	2,322,129
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (i)	2,533,600	2,511,040
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	50,133	50,454
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	220,495	221,219
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	27,297	27,450
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	465,543	465,180
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,433	11,520
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	594,283	598,077
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,355	7,426
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	26,936	27,097
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,584	1,599
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	11,127,901	11,067,067
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	49,713	49,705
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,999	29,994
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	27,111	27,107
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (d)	77,799	77,705
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	893,994	901,640
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,336,944	3,380,083
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	8,794,116	8,784,137
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,628,728	2,628,209
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,256,287	2,262,893
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	348,561	350,561
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	1,131,303	1,130,019
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,498,051	11,495,784
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,035,625	1,043,512
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	26,967	26,936
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,132,664	1,145,183
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,101,601	2,101,186
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	501,111	501,012
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,766,267	1,778,613
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	6,114,997	6,113,791
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,233,339	1,250,054
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	631,217	636,615
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,783,056	1,782,705
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,785,274	1,838,315
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	368,560	374,096
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,150,594	3,202,533
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	324,170	334,308
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,168,732	2,229,778
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	799,597	823,354
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	2,832,334	2,872,229
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,675,965	1,699,048
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	5,088,078	5,158,157
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,875,168	4,942,315
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	770,518	788,836
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,091,386	1,119,036
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,164,800	5,235,935
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,512,239	3,611,102
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,863,388	4,930,372
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,292,999	5,365,900
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,389,615	2,435,969
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	819,488	834,360
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,934,115	6,015,846
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,883,873	1,942,788
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	5,386,614	5,578,410
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,794	7,140
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,462,856	1,514,943
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,012	2,116
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,510,709	1,549,982
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	443	464
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	855	901
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,692,336	4,880,673
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,550	10,013
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,764,166	1,809,615
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	688	723
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,606,174	3,699,359
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,872,392	5,074,428
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,862	1,957
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,264	3,431
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	998,728	1,036,864
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (d)	25,299	25,985
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,321	2,342
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	807	814
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	509	514
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	585	595
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	23,791	24,636
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	261	262
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,322	1,334
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,400	1,414
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	152	155
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,316	1,393
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,556	8,046
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,380	1,469
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	4,129	4,369
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,346	3,560
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,032	1,096
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,582	1,684
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	487	517
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	346	367
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	289	308
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	194	206
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,436	1,500
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2032	447	476
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	20,807	22,135
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	97	102
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	5,215	5,562
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,728	5,000
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	14,298	15,188
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (d)(f)	6,802	6,933
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (d)(f)	1,736	1,770
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (d)(f)	1,324	1,349
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.596%, 5.971% 3/1/2036 (d)(f)	5,690	5,821
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.608%, 7.436% 8/1/2035 (d)(f)	15,388	15,687
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (d)(f)	1,431	1,458
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (d)(f)	1,014	1,034
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (d)(f)	5,548	5,704
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (d)(f)	1,416	1,446
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (d)(f)	7,499	7,668
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (d)(f)	11,864	12,197
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (d)(f)	149,597	153,579
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (d)(f)	5,129	5,263
Freddie Mac Gold Pool 1.5% 1/1/2036	1,384,272	1,216,929
Freddie Mac Gold Pool 1.5% 1/1/2051	2,392,494	1,828,135
Freddie Mac Gold Pool 1.5% 10/1/2036	189,682	165,803
Freddie Mac Gold Pool 1.5% 11/1/2035	892,942	784,995
Freddie Mac Gold Pool 1.5% 11/1/2035	996,406	875,952
Freddie Mac Gold Pool 1.5% 11/1/2050	63,498	49,075
Freddie Mac Gold Pool 1.5% 12/1/2035	857,400	753,750
Freddie Mac Gold Pool 1.5% 12/1/2050	45,543	35,199
Freddie Mac Gold Pool 1.5% 2/1/2036	736,734	647,671
Freddie Mac Gold Pool 1.5% 2/1/2036	1,687,541	1,483,536
Freddie Mac Gold Pool 1.5% 2/1/2051	2,430,465	1,857,149
Freddie Mac Gold Pool 1.5% 3/1/2036	463,819	406,588
Freddie Mac Gold Pool 1.5% 3/1/2041	138,689	114,772
Freddie Mac Gold Pool 1.5% 3/1/2051	996,402	761,364
Freddie Mac Gold Pool 1.5% 4/1/2036	800,000	701,288
Freddie Mac Gold Pool 1.5% 4/1/2041	1,641,635	1,358,535
Freddie Mac Gold Pool 1.5% 4/1/2051	1,893,646	1,446,959
Freddie Mac Gold Pool 1.5% 5/1/2036	834,457	729,408
Freddie Mac Gold Pool 1.5% 6/1/2036	831,265	726,618
Freddie Mac Gold Pool 1.5% 6/1/2051	37,541	29,049
Freddie Mac Gold Pool 1.5% 7/1/2035	231,006	203,296
Freddie Mac Gold Pool 1.5% 7/1/2036	673,039	588,311
Freddie Mac Gold Pool 1.5% 8/1/2035	477,115	419,884
Freddie Mac Gold Pool 1.5% 8/1/2036	507,048	443,216
Freddie Mac Gold Pool 2% 1/1/2052	779,308	625,848
Freddie Mac Gold Pool 2% 10/1/2051	2,734,049	2,219,587
Freddie Mac Gold Pool 2% 10/1/2051	388,641	315,754
Freddie Mac Gold Pool 2% 10/1/2051	139,628	113,442
Freddie Mac Gold Pool 2% 11/1/2041	558,770	473,184
Freddie Mac Gold Pool 2% 11/1/2050	15,553	12,602
Freddie Mac Gold Pool 2% 11/1/2050	1,291,769	1,056,369
Freddie Mac Gold Pool 2% 11/1/2051	1,350,023	1,092,194
Freddie Mac Gold Pool 2% 11/1/2051	2,174,421	1,763,904
Freddie Mac Gold Pool 2% 11/1/2051	129,406	105,136
Freddie Mac Gold Pool 2% 11/1/2051	1,345,420	1,093,096
Freddie Mac Gold Pool 2% 11/1/2051	201,303	163,550
Freddie Mac Gold Pool 2% 11/1/2051	6,014,355	4,858,210
Freddie Mac Gold Pool 2% 12/1/2051	682,016	554,109
Freddie Mac Gold Pool 2% 12/1/2051	320,881	260,702
Freddie Mac Gold Pool 2% 12/1/2051	142,009	114,799
Freddie Mac Gold Pool 2% 12/1/2051	140,809	114,138
Freddie Mac Gold Pool 2% 12/1/2051	164,576	132,939
Freddie Mac Gold Pool 2% 2/1/2042	428,287	362,687
Freddie Mac Gold Pool 2% 2/1/2052	1,870,389	1,516,103
Freddie Mac Gold Pool 2% 3/1/2036	314,582	283,024
Freddie Mac Gold Pool 2% 3/1/2041	900,674	774,822
Freddie Mac Gold Pool 2% 3/1/2051	76,699	62,410
Freddie Mac Gold Pool 2% 3/1/2051	686,164	558,337
Freddie Mac Gold Pool 2% 3/1/2051	649,047	528,134
Freddie Mac Gold Pool 2% 3/1/2051	566,096	460,636
Freddie Mac Gold Pool 2% 3/1/2051	50,180	40,832
Freddie Mac Gold Pool 2% 3/1/2052	650,748	522,197
Freddie Mac Gold Pool 2% 4/1/2041	1,279,050	1,089,136
Freddie Mac Gold Pool 2% 4/1/2052	530,823	430,773
Freddie Mac Gold Pool 2% 5/1/2051	8,798,887	7,187,209
Freddie Mac Gold Pool 2% 5/1/2051	253,914	205,421
Freddie Mac Gold Pool 2% 5/1/2051	595,186	481,517
Freddie Mac Gold Pool 2% 6/1/2036	800,499	720,195
Freddie Mac Gold Pool 2% 6/1/2050	1,983,120	1,616,777
Freddie Mac Gold Pool 2% 8/1/2036	1,037,053	936,582
Freddie Mac Gold Pool 2% 8/1/2050	17,134	13,969
Freddie Mac Gold Pool 2% 9/1/2051	90,385	73,490
Freddie Mac Gold Pool 2% 9/1/2051	535,151	435,121
Freddie Mac Gold Pool 2.5% 10/1/2040	937,956	832,873
Freddie Mac Gold Pool 2.5% 10/1/2040	2,676,267	2,376,435
Freddie Mac Gold Pool 2.5% 10/1/2041	4,632,514	4,087,459
Freddie Mac Gold Pool 2.5% 11/1/2031	241,971	229,485
Freddie Mac Gold Pool 2.5% 11/1/2041	147,507	129,967
Freddie Mac Gold Pool 2.5% 11/1/2041	2,322,313	2,047,622
Freddie Mac Gold Pool 2.5% 11/1/2050	3,931,180	3,343,336
Freddie Mac Gold Pool 2.5% 11/1/2051	709,563	595,920
Freddie Mac Gold Pool 2.5% 12/1/2051	281,651	236,542
Freddie Mac Gold Pool 2.5% 12/1/2051	1,222,062	1,033,594
Freddie Mac Gold Pool 2.5% 2/1/2035	289,852	268,768
Freddie Mac Gold Pool 2.5% 2/1/2042	434,455	385,238
Freddie Mac Gold Pool 2.5% 2/1/2051	15,313	12,947
Freddie Mac Gold Pool 2.5% 2/1/2051	2,615,780	2,228,720
Freddie Mac Gold Pool 2.5% 2/1/2051	7,847,765	6,635,021
Freddie Mac Gold Pool 2.5% 3/1/2037	254,701	234,503
Freddie Mac Gold Pool 2.5% 3/1/2051	7,565,481	6,386,903
Freddie Mac Gold Pool 2.5% 4/1/2042	95,842	84,386
Freddie Mac Gold Pool 2.5% 4/1/2047	91,691	77,608
Freddie Mac Gold Pool 2.5% 4/1/2052	417,452	354,768
Freddie Mac Gold Pool 2.5% 5/1/2035	572,351	530,003
Freddie Mac Gold Pool 2.5% 5/1/2041	943,466	837,766
Freddie Mac Gold Pool 2.5% 5/1/2041	4,570,009	4,050,874
Freddie Mac Gold Pool 2.5% 5/1/2051	1,129,359	960,129
Freddie Mac Gold Pool 2.5% 5/1/2052	173,228	145,267
Freddie Mac Gold Pool 2.5% 6/1/2031	34,144	32,534
Freddie Mac Gold Pool 2.5% 6/1/2040	145,013	128,767
Freddie Mac Gold Pool 2.5% 6/1/2041	113,522	100,165
Freddie Mac Gold Pool 2.5% 6/1/2052	52,324	43,879
Freddie Mac Gold Pool 2.5% 7/1/2036	412,930	383,023
Freddie Mac Gold Pool 2.5% 7/1/2050	1,270,320	1,080,365
Freddie Mac Gold Pool 2.5% 7/1/2050	2,178,848	1,859,165
Freddie Mac Gold Pool 2.5% 7/1/2051	1,708,544	1,449,322
Freddie Mac Gold Pool 2.5% 8/1/2041	1,439,074	1,265,257
Freddie Mac Gold Pool 2.5% 8/1/2050	1,504,744	1,281,615
Freddie Mac Gold Pool 2.5% 9/1/2051	712,957	601,221
Freddie Mac Gold Pool 3% 1/1/2043	46,874	42,509
Freddie Mac Gold Pool 3% 1/1/2052	143,145	125,628
Freddie Mac Gold Pool 3% 1/1/2052	9,631,083	8,452,518
Freddie Mac Gold Pool 3% 10/1/2051	1,196,113	1,053,481
Freddie Mac Gold Pool 3% 11/1/2032	756,127	722,412
Freddie Mac Gold Pool 3% 11/1/2050	73,388	64,568
Freddie Mac Gold Pool 3% 11/1/2051	19,065	16,732
Freddie Mac Gold Pool 3% 11/1/2051	1,140,746	1,001,152
Freddie Mac Gold Pool 3% 11/1/2051	3,346,121	2,946,064
Freddie Mac Gold Pool 3% 12/1/2030	66,027	63,561
Freddie Mac Gold Pool 3% 12/1/2032	87,976	84,154
Freddie Mac Gold Pool 3% 12/1/2032	230,663	221,541
Freddie Mac Gold Pool 3% 12/1/2042	249,315	226,405
Freddie Mac Gold Pool 3% 12/1/2050	614,887	540,988
Freddie Mac Gold Pool 3% 12/1/2051	1,145,498	1,005,322
Freddie Mac Gold Pool 3% 2/1/2033	64,480	62,146
Freddie Mac Gold Pool 3% 2/1/2043	31,565	28,723
Freddie Mac Gold Pool 3% 2/1/2043	14,881	13,507
Freddie Mac Gold Pool 3% 3/1/2043	22,463	20,389
Freddie Mac Gold Pool 3% 3/1/2052	103,624	90,814
Freddie Mac Gold Pool 3% 3/1/2052	72,513	63,571
Freddie Mac Gold Pool 3% 3/1/2052	817,386	719,150
Freddie Mac Gold Pool 3% 4/1/2032	6,915	6,644
Freddie Mac Gold Pool 3% 4/1/2034	104,067	99,445
Freddie Mac Gold Pool 3% 4/1/2037	631,953	595,654
Freddie Mac Gold Pool 3% 4/1/2037	281,674	265,759
Freddie Mac Gold Pool 3% 4/1/2046	29,465	26,372
Freddie Mac Gold Pool 3% 4/1/2046	36,202	32,402
Freddie Mac Gold Pool 3% 5/1/2046	81,951	73,349
Freddie Mac Gold Pool 3% 5/1/2046	514,543	460,529
Freddie Mac Gold Pool 3% 5/1/2051	1,030,005	905,572
Freddie Mac Gold Pool 3% 5/1/2052	9,702,536	8,503,099
Freddie Mac Gold Pool 3% 6/1/2035	4,379,597	4,156,776
Freddie Mac Gold Pool 3% 6/1/2046	511,431	457,744
Freddie Mac Gold Pool 3% 6/1/2050	995,626	882,813
Freddie Mac Gold Pool 3% 6/1/2052	237,663	208,357
Freddie Mac Gold Pool 3% 7/1/2032	13,171	12,620
Freddie Mac Gold Pool 3% 8/1/2032	15,895	15,241
Freddie Mac Gold Pool 3% 8/1/2032	10,400	9,962
Freddie Mac Gold Pool 3% 8/1/2052	2,242,112	1,965,641
Freddie Mac Gold Pool 3% 9/1/2048	648,201	574,957
Freddie Mac Gold Pool 3% 9/1/2050	17,657	15,546
Freddie Mac Gold Pool 3% 9/1/2051	19,822	17,396
Freddie Mac Gold Pool 3% 9/1/2051	983,424	863,389
Freddie Mac Gold Pool 3.5% 1/1/2046	49,491	45,804
Freddie Mac Gold Pool 3.5% 1/1/2048	6,406	5,941
Freddie Mac Gold Pool 3.5% 10/1/2047	21,924	20,347
Freddie Mac Gold Pool 3.5% 10/1/2049	198,665	182,016
Freddie Mac Gold Pool 3.5% 11/1/2033	314,256	304,831
Freddie Mac Gold Pool 3.5% 11/1/2042	523,092	487,976
Freddie Mac Gold Pool 3.5% 11/1/2047	150,849	139,952
Freddie Mac Gold Pool 3.5% 12/1/2033	107,983	103,179
Freddie Mac Gold Pool 3.5% 12/1/2046	91,532	84,569
Freddie Mac Gold Pool 3.5% 12/1/2047	37,895	35,146
Freddie Mac Gold Pool 3.5% 2/1/2034	266,163	257,141
Freddie Mac Gold Pool 3.5% 2/1/2043	27,194	25,588
Freddie Mac Gold Pool 3.5% 2/1/2043	265,274	247,846
Freddie Mac Gold Pool 3.5% 2/1/2052	185,521	169,611
Freddie Mac Gold Pool 3.5% 2/1/2052	93,466	85,400
Freddie Mac Gold Pool 3.5% 3/1/2032	142,794	137,289
Freddie Mac Gold Pool 3.5% 3/1/2046	696,987	647,239
Freddie Mac Gold Pool 3.5% 4/1/2042	627,393	587,820
Freddie Mac Gold Pool 3.5% 4/1/2043	8,441	7,876
Freddie Mac Gold Pool 3.5% 4/1/2043	31,966	29,875
Freddie Mac Gold Pool 3.5% 4/1/2043	286,931	267,938
Freddie Mac Gold Pool 3.5% 4/1/2046	468,802	433,583
Freddie Mac Gold Pool 3.5% 4/1/2046	93,295	86,432
Freddie Mac Gold Pool 3.5% 4/1/2052 (k)	10,871,867	9,970,127
Freddie Mac Gold Pool 3.5% 5/1/2034	127,974	122,000
Freddie Mac Gold Pool 3.5% 5/1/2045	912,552	844,851
Freddie Mac Gold Pool 3.5% 5/1/2045	10,607	9,820
Freddie Mac Gold Pool 3.5% 5/1/2046	1,045,067	970,148
Freddie Mac Gold Pool 3.5% 5/1/2046	540,282	500,537
Freddie Mac Gold Pool 3.5% 5/1/2046	135,404	125,232
Freddie Mac Gold Pool 3.5% 5/1/2051	911,138	831,651
Freddie Mac Gold Pool 3.5% 6/1/2032	467,590	448,833
Freddie Mac Gold Pool 3.5% 6/1/2042	32,747	30,650
Freddie Mac Gold Pool 3.5% 6/1/2045	1,106,470	1,024,383
Freddie Mac Gold Pool 3.5% 6/1/2045	172,328	159,543
Freddie Mac Gold Pool 3.5% 7/1/2032	447,922	429,954
Freddie Mac Gold Pool 3.5% 7/1/2032	99,669	95,827
Freddie Mac Gold Pool 3.5% 7/1/2042	1,301,218	1,215,575
Freddie Mac Gold Pool 3.5% 7/1/2042	593,261	554,648
Freddie Mac Gold Pool 3.5% 7/1/2047	371,231	344,530
Freddie Mac Gold Pool 3.5% 8/1/2034	211,722	201,377
Freddie Mac Gold Pool 3.5% 8/1/2047	66,970	62,153
Freddie Mac Gold Pool 3.5% 8/1/2047	563,921	523,360
Freddie Mac Gold Pool 3.5% 8/1/2047	44,378	41,186
Freddie Mac Gold Pool 3.5% 9/1/2042	381,633	356,431
Freddie Mac Gold Pool 3.5% 9/1/2042	1,720,570	1,606,263
Freddie Mac Gold Pool 3.5% 9/1/2046	119,871	110,790
Freddie Mac Gold Pool 3.5% 9/1/2046	29,386	27,206
Freddie Mac Gold Pool 3.5% 9/1/2047	12,098	11,228
Freddie Mac Gold Pool 3.5% 9/1/2047	9,979	9,261
Freddie Mac Gold Pool 4% 1/1/2036	222,393	216,947
Freddie Mac Gold Pool 4% 1/1/2042	118,932	114,564
Freddie Mac Gold Pool 4% 1/1/2044	11,782	11,300
Freddie Mac Gold Pool 4% 10/1/2041	13,739	13,241
Freddie Mac Gold Pool 4% 10/1/2042	7,713	7,424
Freddie Mac Gold Pool 4% 10/1/2043	33,227	31,905
Freddie Mac Gold Pool 4% 10/1/2043	15,684	15,042
Freddie Mac Gold Pool 4% 10/1/2048	197,712	187,567
Freddie Mac Gold Pool 4% 10/1/2052	38,167	35,979
Freddie Mac Gold Pool 4% 10/1/2052	1,018,321	965,117
Freddie Mac Gold Pool 4% 11/1/2040	493,583	476,122
Freddie Mac Gold Pool 4% 11/1/2042	27,861	26,836
Freddie Mac Gold Pool 4% 11/1/2042	22,353	21,493
Freddie Mac Gold Pool 4% 11/1/2042	10,246	9,845
Freddie Mac Gold Pool 4% 11/1/2042	1,129	1,097
Freddie Mac Gold Pool 4% 11/1/2042	153,385	147,756
Freddie Mac Gold Pool 4% 11/1/2042	68,672	66,199
Freddie Mac Gold Pool 4% 11/1/2043	168,805	162,166
Freddie Mac Gold Pool 4% 11/1/2048	38,859	36,877
Freddie Mac Gold Pool 4% 12/1/2047	529,449	503,587
Freddie Mac Gold Pool 4% 2/1/2041	205,757	198,587
Freddie Mac Gold Pool 4% 2/1/2042	28,945	27,909
Freddie Mac Gold Pool 4% 2/1/2043	17,325	16,645
Freddie Mac Gold Pool 4% 2/1/2043	9,316	8,946
Freddie Mac Gold Pool 4% 2/1/2044	15,839	15,208
Freddie Mac Gold Pool 4% 2/1/2044	8,670	8,334
Freddie Mac Gold Pool 4% 2/1/2045	167,203	160,459
Freddie Mac Gold Pool 4% 2/1/2048	247,705	235,682
Freddie Mac Gold Pool 4% 3/1/2042	38,534	37,148
Freddie Mac Gold Pool 4% 3/1/2042	37,709	36,301
Freddie Mac Gold Pool 4% 3/1/2049	579,820	549,526
Freddie Mac Gold Pool 4% 4/1/2042	11,141	10,715
Freddie Mac Gold Pool 4% 4/1/2042	530,204	510,459
Freddie Mac Gold Pool 4% 4/1/2042	29,107	28,040
Freddie Mac Gold Pool 4% 4/1/2043	12,083	11,625
Freddie Mac Gold Pool 4% 4/1/2048	4,399	4,186
Freddie Mac Gold Pool 4% 4/1/2048	12,754	12,135
Freddie Mac Gold Pool 4% 4/1/2048	24,263	23,086
Freddie Mac Gold Pool 4% 4/1/2048	5,191	4,939
Freddie Mac Gold Pool 4% 4/1/2048	20,504	19,509
Freddie Mac Gold Pool 4% 5/1/2042	35,358	34,109
Freddie Mac Gold Pool 4% 5/1/2043	14,841	14,257
Freddie Mac Gold Pool 4% 5/1/2043	5,671	5,443
Freddie Mac Gold Pool 4% 5/1/2043	1,864	1,788
Freddie Mac Gold Pool 4% 5/1/2045	62,674	60,417
Freddie Mac Gold Pool 4% 5/1/2048	361,321	343,347
Freddie Mac Gold Pool 4% 5/1/2052 (m)	9,979,155	9,373,579
Freddie Mac Gold Pool 4% 6/1/2043	18,924	18,230
Freddie Mac Gold Pool 4% 6/1/2045	34,826	33,375
Freddie Mac Gold Pool 4% 6/1/2047	156,070	148,982
Freddie Mac Gold Pool 4% 6/1/2047	95,561	90,837
Freddie Mac Gold Pool 4% 6/1/2048	379,480	360,246
Freddie Mac Gold Pool 4% 7/1/2042	310,353	298,506
Freddie Mac Gold Pool 4% 7/1/2043	28,695	27,555
Freddie Mac Gold Pool 4% 7/1/2043	28,239	27,162
Freddie Mac Gold Pool 4% 7/1/2043	14,388	13,819
Freddie Mac Gold Pool 4% 7/1/2043	8,911	8,551
Freddie Mac Gold Pool 4% 7/1/2043	10,271	9,858
Freddie Mac Gold Pool 4% 7/1/2045	142,221	136,296
Freddie Mac Gold Pool 4% 7/1/2048	121,207	115,855
Freddie Mac Gold Pool 4% 8/1/2041	3,091	2,978
Freddie Mac Gold Pool 4% 8/1/2044	4,315	4,152
Freddie Mac Gold Pool 4% 8/1/2044	4,143	3,974
Freddie Mac Gold Pool 4% 8/1/2048	170,807	162,150
Freddie Mac Gold Pool 4% 9/1/2041	28,998	27,962
Freddie Mac Gold Pool 4% 9/1/2042	16,912	16,330
Freddie Mac Gold Pool 4% 9/1/2042	1,497,588	1,441,850
Freddie Mac Gold Pool 4% 9/1/2043	15,977	15,331
Freddie Mac Gold Pool 4% 9/1/2043	24,871	23,904
Freddie Mac Gold Pool 4% 9/1/2043	3,330	3,207
Freddie Mac Gold Pool 4% 9/1/2043	7,486	7,180
Freddie Mac Gold Pool 4% 9/1/2043	2,927	2,812
Freddie Mac Gold Pool 4% 9/1/2048	40,095	38,076
Freddie Mac Gold Pool 4% 9/1/2048	233,009	221,272
Freddie Mac Gold Pool 4.5% 1/1/2041	141,791	140,350
Freddie Mac Gold Pool 4.5% 10/1/2035	6,334	6,276
Freddie Mac Gold Pool 4.5% 10/1/2039	593,624	587,761
Freddie Mac Gold Pool 4.5% 10/1/2039	9,755	9,657
Freddie Mac Gold Pool 4.5% 10/1/2039	144,433	142,999
Freddie Mac Gold Pool 4.5% 10/1/2040	17,230	17,048
Freddie Mac Gold Pool 4.5% 10/1/2041	70,727	69,960
Freddie Mac Gold Pool 4.5% 10/1/2042	144,099	141,587
Freddie Mac Gold Pool 4.5% 10/1/2047	9,356	9,149
Freddie Mac Gold Pool 4.5% 11/1/2039	7,110	7,039
Freddie Mac Gold Pool 4.5% 11/1/2040	70,195	69,475
Freddie Mac Gold Pool 4.5% 11/1/2040	3,007,521	2,973,781
Freddie Mac Gold Pool 4.5% 11/1/2047	19,923	19,399
Freddie Mac Gold Pool 4.5% 12/1/2039	5,729	5,670
Freddie Mac Gold Pool 4.5% 12/1/2040	11,744	11,618
Freddie Mac Gold Pool 4.5% 12/1/2042	94,383	92,590
Freddie Mac Gold Pool 4.5% 12/1/2048	625,015	610,995
Freddie Mac Gold Pool 4.5% 2/1/2041	19,293	19,096
Freddie Mac Gold Pool 4.5% 2/1/2041	9,357	9,256
Freddie Mac Gold Pool 4.5% 2/1/2041	22,700	22,470
Freddie Mac Gold Pool 4.5% 2/1/2041	18,523	18,321
Freddie Mac Gold Pool 4.5% 2/1/2041	15,056	14,891
Freddie Mac Gold Pool 4.5% 2/1/2047	13,734	13,465
Freddie Mac Gold Pool 4.5% 3/1/2041	47,230	46,745
Freddie Mac Gold Pool 4.5% 3/1/2041	22,277	22,044
Freddie Mac Gold Pool 4.5% 3/1/2041	10,162	10,057
Freddie Mac Gold Pool 4.5% 3/1/2044	1,872	1,847
Freddie Mac Gold Pool 4.5% 3/1/2047	10,783	10,571
Freddie Mac Gold Pool 4.5% 4/1/2041	16,243	16,074
Freddie Mac Gold Pool 4.5% 4/1/2041	16,836	16,650
Freddie Mac Gold Pool 4.5% 5/1/2039	38,377	38,003
Freddie Mac Gold Pool 4.5% 5/1/2039	87,667	86,806
Freddie Mac Gold Pool 4.5% 5/1/2039	7,091	7,021
Freddie Mac Gold Pool 4.5% 5/1/2041	21,633	21,394
Freddie Mac Gold Pool 4.5% 5/1/2041	19,965	19,751
Freddie Mac Gold Pool 4.5% 6/1/2041	32,994	32,668
Freddie Mac Gold Pool 4.5% 6/1/2041	14,404	14,262
Freddie Mac Gold Pool 4.5% 6/1/2041	3,426	3,393
Freddie Mac Gold Pool 4.5% 7/1/2025	2,890	2,885
Freddie Mac Gold Pool 4.5% 7/1/2047	9,696	9,490
Freddie Mac Gold Pool 4.5% 8/1/2040	78,253	77,465
Freddie Mac Gold Pool 4.5% 8/1/2041	3,086	3,054
Freddie Mac Gold Pool 4.5% 8/1/2041	2,575	2,549
Freddie Mac Gold Pool 4.5% 9/1/2039	1,963	1,944
Freddie Mac Gold Pool 4.5% 9/1/2039	26,601	26,339
Freddie Mac Gold Pool 4.5% 9/1/2041	5,138	5,085
Freddie Mac Gold Pool 5% 1/1/2035	13,685	13,790
Freddie Mac Gold Pool 5% 1/1/2053	775,909	765,848
Freddie Mac Gold Pool 5% 10/1/2052	627,695	622,498
Freddie Mac Gold Pool 5% 11/1/2033	125,936	126,848
Freddie Mac Gold Pool 5% 11/1/2052	1,423,842	1,411,164
Freddie Mac Gold Pool 5% 11/1/2052	614,127	610,002
Freddie Mac Gold Pool 5% 12/1/2034	50,871	51,295
Freddie Mac Gold Pool 5% 12/1/2052	1,458,134	1,445,150
Freddie Mac Gold Pool 5% 12/1/2052	187,927	186,253
Freddie Mac Gold Pool 5% 12/1/2052	171,275	169,643
Freddie Mac Gold Pool 5% 12/1/2052	227,991	225,818
Freddie Mac Gold Pool 5% 5/1/2052	2,302,488	2,284,864
Freddie Mac Gold Pool 5% 6/1/2052	2,934,368	2,910,073
Freddie Mac Gold Pool 5% 6/1/2052	1,600,852	1,592,100
Freddie Mac Gold Pool 5% 6/1/2053	341,887	341,514
Freddie Mac Gold Pool 5% 7/1/2033	8,970	8,974
Freddie Mac Gold Pool 5% 7/1/2041	12,672	12,811
Freddie Mac Gold Pool 5% 8/1/2036	73,100	73,749
Freddie Mac Gold Pool 5.5% 10/1/2053	146,742	146,621
Freddie Mac Gold Pool 5.5% 2/1/2054	772,009	771,857
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(j)	3,240,680	3,284,600
Freddie Mac Gold Pool 5.5% 5/1/2053	955,214	962,190
Freddie Mac Gold Pool 5.5% 9/1/2052	2,143,402	2,161,734
Freddie Mac Gold Pool 6% 10/1/2034	13,604	13,973
Freddie Mac Gold Pool 6% 10/1/2054	2,154,817	2,218,837
Freddie Mac Gold Pool 6% 11/1/2028	901	915
Freddie Mac Gold Pool 6% 11/1/2053	538,333	548,103
Freddie Mac Gold Pool 6% 2/1/2029	663	674
Freddie Mac Gold Pool 6% 3/1/2053	3,775,824	3,877,386
Freddie Mac Gold Pool 6% 4/1/2032	17,520	18,052
Freddie Mac Gold Pool 6% 4/1/2054	3,973,580	4,081,703
Freddie Mac Gold Pool 6% 5/1/2033	13,637	14,002
Freddie Mac Gold Pool 6% 6/1/2029	1,170	1,191
Freddie Mac Gold Pool 6% 6/1/2029	258	262
Freddie Mac Gold Pool 6% 7/1/2029	2,921	2,983
Freddie Mac Gold Pool 6% 7/1/2029	39	39
Freddie Mac Gold Pool 6% 9/1/2033	23,096	23,854
Freddie Mac Gold Pool 6% 9/1/2036	52,214	54,586
Freddie Mac Gold Pool 6% 9/1/2054	590,505	604,543
Freddie Mac Gold Pool 6% 9/1/2054	2,023,026	2,086,292
Freddie Mac Gold Pool 6.5% 1/1/2032	21,853	22,669
Freddie Mac Gold Pool 6.5% 1/1/2054 (j)	2,275,522	2,362,944
Freddie Mac Gold Pool 6.5% 10/1/2032	14,625	15,199
Freddie Mac Gold Pool 6.5% 10/1/2053	565,449	585,449
Freddie Mac Gold Pool 6.5% 10/1/2053	544,136	564,913
Freddie Mac Gold Pool 6.5% 2/1/2037	1,733	1,817
Freddie Mac Gold Pool 6.5% 3/1/2032	2,263	2,348
Freddie Mac Gold Pool 6.5% 3/1/2032	1,227	1,276
Freddie Mac Gold Pool 6.5% 3/1/2037	1,286	1,359
Freddie Mac Gold Pool 6.5% 4/1/2032	1,145	1,190
Freddie Mac Gold Pool 6.5% 4/1/2032	1,073	1,113
Freddie Mac Gold Pool 6.5% 5/1/2031	2,555	2,648
Freddie Mac Gold Pool 6.5% 5/1/2033	30,785	31,721
Freddie Mac Gold Pool 6.5% 9/1/2039	22,041	23,298
Freddie Mac Gold Pool 6.5% 9/1/2053	306,804	317,657
Freddie Mac Gold Pool 6.5% 9/1/2053	320,132	333,156
Freddie Mac Gold Pool 7% 1/1/2036	3,716	3,900
Freddie Mac Gold Pool 7% 11/1/2026	450	455
Freddie Mac Gold Pool 7% 11/1/2034	5,970	6,268
Freddie Mac Gold Pool 7% 11/1/2034	7,778	8,209
Freddie Mac Gold Pool 7% 12/1/2026	1,594	1,612
Freddie Mac Gold Pool 7% 2/1/2027	217	217
Freddie Mac Gold Pool 7% 3/1/2026	1,068	1,073
Freddie Mac Gold Pool 7% 7/1/2026	338	339
Freddie Mac Gold Pool 7% 7/1/2029	10,525	10,899
Freddie Mac Gold Pool 7% 8/1/2026	2,617	2,641
Freddie Mac Gold Pool 7% 8/1/2034	4,908	5,220
Freddie Mac Gold Pool 7% 9/1/2026	2,888	2,917
Freddie Mac Gold Pool 7% 9/1/2035	15,424	16,225
Freddie Mac Gold Pool 7.5% 1/1/2027	41	41
Freddie Mac Gold Pool 7.5% 11/1/2029	1,141	1,191
Freddie Mac Gold Pool 7.5% 11/1/2029	218	225
Freddie Mac Gold Pool 7.5% 2/1/2032	80,609	85,461
Freddie Mac Gold Pool 7.5% 6/1/2027	480	491
Freddie Mac Gold Pool 7.5% 7/1/2034	36,945	38,525
Freddie Mac Gold Pool 7.5% 9/1/2030	244	255
Freddie Mac Gold Pool 7.5% 9/1/2031	1,816	1,915
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(f)	319	323
Freddie Mac Non Gold Pool 5% 8/1/2053	1,105,922	1,088,817
Freddie Mac Non Gold Pool 5.5% 5/1/2053	6,196,206	6,255,010
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,306,149	5,351,532
Freddie Mac Non Gold Pool 5.5% 8/1/2053	518,358	522,791
Freddie Mac Non Gold Pool 5.5% 8/1/2053	888,676	897,110
Freddie Mac Non Gold Pool 5.5% 8/1/2053	2,085,936	2,105,732
Freddie Mac Non Gold Pool 6% 11/1/2054	1,738,404	1,784,077
Freddie Mac Non Gold Pool 6% 6/1/2053	350,025	358,893
Freddie Mac Non Gold Pool 6% 6/1/2053	297,017	304,078
Freddie Mac Non Gold Pool 6% 6/1/2053	317,346	324,196
Freddie Mac Non Gold Pool 6% 7/1/2053	244,351	250,160
Freddie Mac Non Gold Pool 6% 7/1/2053	275,725	282,711
Freddie Mac Non Gold Pool 6% 9/1/2053	1,099,448	1,119,401
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (d)(f)	19,050	19,332
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (d)(f)	56,751	58,199
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (d)(f)	17,340	17,688
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (d)(f)	8,059	8,266
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.961%, 7.711% 6/1/2033 (d)(f)	14,981	15,259
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (d)(f)	6,715	6,869
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (d)(f)	14,933	15,353
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (d)(f)	51,367	52,030
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (d)(f)	326	335
Ginnie Mae I Pool 2.5% 1/20/2052	3,631,920	3,075,357
Ginnie Mae I Pool 2.5% 12/20/2051	1,326,467	1,121,538
Ginnie Mae I Pool 2.5% 12/20/2051	5,629,327	4,764,918
Ginnie Mae I Pool 2.5% 12/20/2051	2,913,743	2,467,234
Ginnie Mae I Pool 2.5% 8/20/2051	5,519,504	4,673,682
Ginnie Mae I Pool 2.5% 8/20/2051	1,120,027	948,391
Ginnie Mae I Pool 2.5% 8/20/2051	1,433,613	1,213,923
Ginnie Mae I Pool 2.5% 9/20/2051	2,702,140	2,288,058
Ginnie Mae I Pool 2.5% 9/20/2051	1,423,263	1,205,159
Ginnie Mae I Pool 3% 12/20/2042	166,692	151,310
Ginnie Mae I Pool 3% 3/20/2043	111,900	101,585
Ginnie Mae I Pool 3% 3/20/2043	47,571	43,213
Ginnie Mae I Pool 3% 4/15/2045	22,972	20,633
Ginnie Mae I Pool 3% 5/15/2043	32,554	29,316
Ginnie Mae I Pool 3% 6/15/2042	42,970	38,868
Ginnie Mae I Pool 3% 6/15/2043	68,420	62,031
Ginnie Mae I Pool 3% 6/15/2043	40,223	36,360
Ginnie Mae I Pool 3% 6/20/2042	199,462	181,124
Ginnie Mae I Pool 3% 7/15/2043	10,253	9,242
Ginnie Mae I Pool 3.5% 2/15/2043	213,294	197,645
Ginnie Mae I Pool 3.5% 3/15/2042	10,535	9,775
Ginnie Mae I Pool 3.5% 3/15/2043	147,088	136,468
Ginnie Mae I Pool 3.5% 5/20/2046	8,321	7,708
Ginnie Mae I Pool 3.5% 5/20/2046	11,834	10,978
Ginnie Mae I Pool 3.5% 5/20/2046	11,807	10,953
Ginnie Mae I Pool 3.5% 5/20/2046	13,382	12,414
Ginnie Mae I Pool 3.5% 5/20/2046	12,650	11,736
Ginnie Mae I Pool 3.5% 5/20/2046	23,759	22,042
Ginnie Mae I Pool 3.5% 6/20/2046	15,698	14,563
Ginnie Mae I Pool 3.5% 6/20/2046	49,922	46,314
Ginnie Mae I Pool 3.5% 6/20/2046	15,026	13,940
Ginnie Mae I Pool 3.5% 6/20/2046	5,446	5,056
Ginnie Mae I Pool 3.5% 6/20/2046	9,671	8,972
Ginnie Mae I Pool 3.5% 6/20/2046	18,610	17,265
Ginnie Mae I Pool 3.5% 6/20/2046	11,427	10,601
Ginnie Mae I Pool 3.5% 7/15/2043	17,258	16,019
Ginnie Mae I Pool 3.5% 7/20/2043	43,113	40,092
Ginnie Mae I Pool 3.5% 7/20/2046	835,277	775,424
Ginnie Mae I Pool 4% 1/15/2042	6,994	6,734
Ginnie Mae I Pool 4% 1/15/2043	21,122	20,296
Ginnie Mae I Pool 4% 10/15/2040	89,044	85,811
Ginnie Mae I Pool 4% 10/15/2040	33,791	32,573
Ginnie Mae I Pool 4% 10/15/2040	8,087	7,794
Ginnie Mae I Pool 4% 10/15/2040	3,514	3,388
Ginnie Mae I Pool 4% 10/15/2041	20,899	20,107
Ginnie Mae I Pool 4% 10/15/2041	144,661	139,176
Ginnie Mae I Pool 4% 10/15/2041	38,637	37,212
Ginnie Mae I Pool 4% 10/15/2041	2,410	2,323
Ginnie Mae I Pool 4% 10/15/2041	14,119	13,575
Ginnie Mae I Pool 4% 10/20/2052	17,795,945	16,770,639
Ginnie Mae I Pool 4% 11/15/2041	101,714	97,933
Ginnie Mae I Pool 4% 11/15/2042	5,865	5,638
Ginnie Mae I Pool 4% 12/15/2040	3,808	3,669
Ginnie Mae I Pool 4% 12/15/2040	9,352	9,016
Ginnie Mae I Pool 4% 12/15/2041	56,167	54,073
Ginnie Mae I Pool 4% 12/15/2041	31,338	30,146
Ginnie Mae I Pool 4% 12/15/2041	1,639	1,578
Ginnie Mae I Pool 4% 12/15/2042	6,692	6,437
Ginnie Mae I Pool 4% 2/15/2041	14,139	13,626
Ginnie Mae I Pool 4% 2/15/2042	84,678	81,476
Ginnie Mae I Pool 4% 2/15/2042	16,344	15,729
Ginnie Mae I Pool 4% 3/15/2040	13,829	13,323
Ginnie Mae I Pool 4% 3/15/2041	60,867	58,920
Ginnie Mae I Pool 4% 3/15/2041	6,327	6,098
Ginnie Mae I Pool 4% 3/15/2042	14,440	13,894
Ginnie Mae I Pool 4% 3/15/2042	7,655	7,359
Ginnie Mae I Pool 4% 3/15/2042	53,488	51,460
Ginnie Mae I Pool 4% 4/15/2042	11,195	10,766
Ginnie Mae I Pool 4% 4/15/2043	4,496	4,337
Ginnie Mae I Pool 4% 5/15/2041	69,876	67,641
Ginnie Mae I Pool 4% 5/15/2042	8,016	7,732
Ginnie Mae I Pool 4% 5/20/2049	197,366	186,242
Ginnie Mae I Pool 4% 6/15/2041	9,568	9,214
Ginnie Mae I Pool 4% 6/15/2041	7,061	6,823
Ginnie Mae I Pool 4% 6/15/2041	6,568	6,318
Ginnie Mae I Pool 4% 6/15/2041	90,162	86,820
Ginnie Mae I Pool 4% 6/15/2042	2,364	2,271
Ginnie Mae I Pool 4% 7/15/2041	7,895	7,614
Ginnie Mae I Pool 4% 7/15/2041	3,652	3,512
Ginnie Mae I Pool 4% 8/15/2041	8,585	8,274
Ginnie Mae I Pool 4% 8/15/2043	3,742	3,597
Ginnie Mae I Pool 4% 8/15/2043	5,224	5,011
Ginnie Mae I Pool 4% 9/15/2040	3,714	3,580
Ginnie Mae I Pool 4% 9/15/2041	49,479	47,629
Ginnie Mae I Pool 4% 9/15/2041	4,557	4,381
Ginnie Mae I Pool 4.5% 2/15/2040	1,446	1,423
Ginnie Mae I Pool 4.5% 2/15/2040	22,431	22,089
Ginnie Mae I Pool 4.5% 3/15/2040	183,704	180,838
Ginnie Mae I Pool 4.5% 3/15/2040	21,730	21,385
Ginnie Mae I Pool 4.5% 3/15/2040	32,369	31,862
Ginnie Mae I Pool 4.5% 3/15/2041	55,413	54,484
Ginnie Mae I Pool 4.5% 5/15/2039	2,214	2,180
Ginnie Mae I Pool 4.5% 5/15/2040	68,101	67,033
Ginnie Mae I Pool 4.5% 6/15/2040	62,350	61,368
Ginnie Mae I Pool 4.5% 6/15/2040	84,562	83,238
Ginnie Mae I Pool 4.5% 6/15/2040	18,104	17,818
Ginnie Mae I Pool 4.5% 6/15/2040	86,296	84,933
Ginnie Mae I Pool 4.5% 6/15/2040	28,373	27,931
Ginnie Mae I Pool 4.5% 6/15/2040	113,067	111,290
Ginnie Mae I Pool 4.5% 6/15/2040	84,203	82,887
Ginnie Mae I Pool 4.5% 6/15/2041	293,971	289,131
Ginnie Mae I Pool 4.5% 7/15/2040	89,475	88,077
Ginnie Mae I Pool 4.5% 7/15/2040	43,657	42,977
Ginnie Mae I Pool 4.5% 7/15/2040	33,593	33,065
Ginnie Mae I Pool 4.5% 7/15/2040	5,122	5,038
Ginnie Mae I Pool 4.5% 7/15/2040	58,270	57,356
Ginnie Mae I Pool 4.5% 7/15/2040	24,755	24,365
Ginnie Mae I Pool 4.5% 7/15/2040	88,556	87,165
Ginnie Mae I Pool 4.5% 8/15/2039	125,874	123,992
Ginnie Mae I Pool 4.5% 8/15/2039	81,692	80,435
Ginnie Mae I Pool 4.5% 8/15/2040	36,763	36,182
Ginnie Mae I Pool 4.5% 8/15/2040	8,268	8,145
Ginnie Mae I Pool 5% 11/15/2039	22,506	22,570
Ginnie Mae I Pool 5% 11/15/2039	33,769	33,849
Ginnie Mae I Pool 5% 4/15/2040	78,463	78,677
Ginnie Mae I Pool 5% 4/15/2040	28,029	28,107
Ginnie Mae I Pool 5% 4/20/2048	116,084	117,317
Ginnie Mae I Pool 5% 5/15/2039	21,734	21,790
Ginnie Mae I Pool 5% 6/15/2040	238,121	238,782
Ginnie Mae I Pool 5% 6/15/2040	12,431	12,467
Ginnie Mae I Pool 5% 6/15/2041	9,721	9,744
Ginnie Mae I Pool 5% 7/15/2039	29,132	29,206
Ginnie Mae I Pool 5% 7/15/2040	2,257	2,264
Ginnie Mae I Pool 5% 7/15/2040	16,864	16,913
Ginnie Mae I Pool 5% 9/15/2039	19,329	19,379
Ginnie Mae I Pool 5.5% 12/15/2038	1,113	1,130
Ginnie Mae I Pool 5.5% 9/15/2039	53,919	54,773
Ginnie Mae I Pool 6.5% 10/15/2034	21,115	21,691
Ginnie Mae I Pool 6.5% 7/15/2036	357	369
Ginnie Mae I Pool 7% 1/15/2026	36	36
Ginnie Mae I Pool 7% 1/15/2028	27	27
Ginnie Mae I Pool 7% 10/15/2028	263	267
Ginnie Mae I Pool 7% 12/15/2027	142	143
Ginnie Mae I Pool 7% 12/15/2031	1,145	1,174
Ginnie Mae I Pool 7% 2/15/2028	267	270
Ginnie Mae I Pool 7% 3/15/2028	125	127
Ginnie Mae I Pool 7% 4/20/2032	25,057	25,881
Ginnie Mae I Pool 7% 5/15/2028	82	83
Ginnie Mae I Pool 7% 5/15/2029	1,299	1,320
Ginnie Mae I Pool 7% 7/15/2028	273	277
Ginnie Mae I Pool 7% 7/15/2028	661	669
Ginnie Mae I Pool 7% 7/15/2029	18	19
Ginnie Mae I Pool 7% 7/15/2029	101	103
Ginnie Mae I Pool 7% 8/15/2028	284	286
Ginnie Mae I Pool 7% 8/15/2029	132	135
Ginnie Mae I Pool 7% 8/15/2029	5	5
Ginnie Mae I Pool 7% 9/15/2028	5,740	5,822
Ginnie Mae I Pool 7% 9/15/2028	70	71
Ginnie Mae I Pool 7% 9/15/2028	24	24
Ginnie Mae I Pool 7% 9/15/2028	1,552	1,565
Ginnie Mae I Pool 7.5% 10/15/2028	599	614
Ginnie Mae I Pool 7.5% 11/15/2027	80	82
Ginnie Mae I Pool 7.5% 11/15/2029	766	792
Ginnie Mae I Pool 7.5% 12/15/2026	16	16
Ginnie Mae I Pool 7.5% 12/15/2028	771	783
Ginnie Mae I Pool 7.5% 3/15/2028	374	380
Ginnie Mae I Pool 7.5% 4/15/2028	324	331
Ginnie Mae I Pool 7.5% 4/15/2028	358	359
Ginnie Mae I Pool 7.5% 6/15/2028	668	679
Ginnie Mae I Pool 7.5% 7/15/2029	5,158	5,326
Ginnie Mae I Pool 7.5% 9/15/2027	32	32
Ginnie Mae I Pool 7.5% 9/15/2028	360	368
Ginnie Mae I Pool 8% 10/15/2025	93	93
Ginnie Mae I Pool 8% 7/15/2025	27	27
Ginnie Mae I Pool 8% 8/15/2025	17	17
Ginnie Mae I Pool 8% 8/15/2025	547	548
Ginnie Mae I Pool 8.5% 10/15/2028	1,372	1,395
Ginnie Mae I Pool 8.5% 11/15/2027	825	838
Ginnie Mae II Pool 2% 1/1/2055 (l)	44,000,000	36,210,627
Ginnie Mae II Pool 2% 1/20/2051	1,297,024	1,068,363
Ginnie Mae II Pool 2% 10/20/2050	14,787,817	12,173,841
Ginnie Mae II Pool 2% 11/20/2050	5,008,373	4,123,065
Ginnie Mae II Pool 2% 12/1/2054 (l)	83,900,000	68,981,531
Ginnie Mae II Pool 2% 12/20/2050	8,214,731	6,761,366
Ginnie Mae II Pool 2% 12/20/2051	5,616,771	4,621,287
Ginnie Mae II Pool 2% 2/20/2051	1,486,051	1,223,136
Ginnie Mae II Pool 2% 4/20/2051	229,188	188,497
Ginnie Mae II Pool 2% 8/20/2051	467,411	384,716
Ginnie Mae II Pool 2% 9/20/2051	40,647	33,456
Ginnie Mae II Pool 2.5% 12/1/2054 (l)	49,750,000	42,536,250
Ginnie Mae II Pool 2.5% 12/20/2051	96,409	82,478
Ginnie Mae II Pool 3% 1/1/2055 (l)	33,550,000	29,761,209
Ginnie Mae II Pool 3% 1/20/2032	660,735	636,225
Ginnie Mae II Pool 3% 10/20/2031	214,115	206,301
Ginnie Mae II Pool 3% 11/20/2031	230,994	222,494
Ginnie Mae II Pool 3% 12/1/2054 (l)	83,975,000	74,449,086
Ginnie Mae II Pool 3% 12/20/2031	350,429	337,536
Ginnie Mae II Pool 3% 2/20/2031	28,532	27,573
Ginnie Mae II Pool 3% 3/20/2031	58,642	56,651
Ginnie Mae II Pool 3% 4/20/2031	219,620	212,092
Ginnie Mae II Pool 3% 5/20/2031	455,743	439,971
Ginnie Mae II Pool 3% 7/20/2031	6,004	5,792
Ginnie Mae II Pool 3% 8/20/2031	70,209	67,712
Ginnie Mae II Pool 3% 9/20/2031	28,189	27,178
Ginnie Mae II Pool 3.5% 1/1/2055 (l)	42,800,000	39,145,282
Ginnie Mae II Pool 3.5% 1/20/2044	11,915	11,091
Ginnie Mae II Pool 3.5% 10/20/2041	5,035	4,711
Ginnie Mae II Pool 3.5% 11/20/2041	192,711	180,333
Ginnie Mae II Pool 3.5% 11/20/2043	4,510	4,200
Ginnie Mae II Pool 3.5% 12/1/2054 (l)	42,800,000	39,125,218
Ginnie Mae II Pool 3.5% 2/20/2043	157,121	146,600
Ginnie Mae II Pool 3.5% 3/20/2043	119,648	111,637
Ginnie Mae II Pool 3.5% 4/20/2043	191,613	178,752
Ginnie Mae II Pool 3.5% 4/20/2044	2,273	2,113
Ginnie Mae II Pool 3.5% 4/20/2046	12,347	11,462
Ginnie Mae II Pool 3.5% 5/20/2043	31,953	29,671
Ginnie Mae II Pool 3.5% 5/20/2046	6,038	5,602
Ginnie Mae II Pool 3.5% 5/20/2046	23,333	21,646
Ginnie Mae II Pool 3.5% 8/20/2043	11,123	10,366
Ginnie Mae II Pool 3.5% 9/20/2040	5,186	4,861
Ginnie Mae II Pool 3.5% 9/20/2043	30,666	28,573
Ginnie Mae II Pool 4% 1/20/2041	795,664	762,886
Ginnie Mae II Pool 4% 1/20/2046	20,407	19,417
Ginnie Mae II Pool 4% 10/20/2040	322,162	308,937
Ginnie Mae II Pool 4% 10/20/2041	376,595	360,705
Ginnie Mae II Pool 4% 11/20/2040	181,235	173,782
Ginnie Mae II Pool 4% 11/20/2044	436,339	416,226
Ginnie Mae II Pool 4% 12/20/2040	2,474	2,372
Ginnie Mae II Pool 4% 12/20/2044	11,799	11,255
Ginnie Mae II Pool 4% 12/20/2045	26,219	24,946
Ginnie Mae II Pool 4% 2/20/2041	54,152	51,915
Ginnie Mae II Pool 4% 3/20/2041	42,436	40,682
Ginnie Mae II Pool 4% 6/20/2045	1,150,438	1,096,380
Ginnie Mae II Pool 4% 7/20/2033	6,734	6,546
Ginnie Mae II Pool 4% 7/20/2044	63,702	60,789
Ginnie Mae II Pool 4% 8/20/2041	7,933	7,600
Ginnie Mae II Pool 4% 8/20/2043	23,448	22,402
Ginnie Mae II Pool 4% 8/20/2044	28,232	26,942
Ginnie Mae II Pool 4% 8/20/2045	281,412	268,189
Ginnie Mae II Pool 4% 8/20/2048	1,175,945	1,115,911
Ginnie Mae II Pool 4% 9/20/2040	250,843	240,537
Ginnie Mae II Pool 4.5% 11/20/2039	1,655	1,634
Ginnie Mae II Pool 4.5% 11/20/2040	128,514	126,935
Ginnie Mae II Pool 4.5% 12/1/2054 (l)	19,100,000	18,431,500
Ginnie Mae II Pool 4.5% 2/20/2041	102,703	101,438
Ginnie Mae II Pool 4.5% 3/20/2041	10,185	10,060
Ginnie Mae II Pool 4.5% 3/20/2046	3,747	3,695
Ginnie Mae II Pool 4.5% 4/20/2035	6,649	6,577
Ginnie Mae II Pool 4.5% 5/20/2040	11,052	10,917
Ginnie Mae II Pool 4.5% 5/20/2041	136,790	135,102
Ginnie Mae II Pool 4.5% 5/20/2042	9,253	9,139
Ginnie Mae II Pool 4.5% 6/20/2041	5,727	5,656
Ginnie Mae II Pool 4.5% 9/20/2039	3,126	3,088
Ginnie Mae II Pool 4.5% 9/20/2040	55,733	55,050
Ginnie Mae II Pool 5% 12/1/2054 (l)	25,300,000	24,944,219
Ginnie Mae II Pool 5.5% 1/1/2055 (l)	18,900,000	18,911,074
Ginnie Mae II Pool 5.5% 12/1/2054 (l)	59,400,000	59,478,889
Ginnie Mae II Pool 6% 1/1/2055 (l)	83,100,000	83,905,031
Ginnie Mae II Pool 6% 12/1/2054 (l)	150,775,000	152,353,433
Ginnie Mae II Pool 6.5% 1/1/2055 (l)	8,050,000	8,181,127
Ginnie Mae II Pool 6.5% 12/1/2054 (l)	21,750,000	22,113,634
Ginnie Mae II Pool 7% 2/20/2032	7,637	7,896
Ginnie Mae II Pool 7% 3/20/2032	3,774	3,904
Uniform Mortgage Backed Securities 2% 1/1/2055 (l)	110,350,000	88,577,426
Uniform Mortgage Backed Securities 2% 12/1/2039 (l)	11,300,000	10,132,039
Uniform Mortgage Backed Securities 2% 12/1/2054 (l)	288,950,000	231,656,647
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (l)	9,800,000	8,204,438
Uniform Mortgage Backed Securities 3% 1/1/2055 (l)	800,000	697,625
Uniform Mortgage Backed Securities 3% 12/1/2054 (l)	44,350,000	38,643,401
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (l)	31,500,000	28,544,415
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (l)	16,350,000	15,703,665
Uniform Mortgage Backed Securities 5% 12/1/2039 (l)	10,625,000	10,647,412
Uniform Mortgage Backed Securities 5% 12/1/2054 (l)	31,700,000	31,103,149
Uniform Mortgage Backed Securities 5.5% 12/1/2054 (l)	19,250,000	19,222,931
Uniform Mortgage Backed Securities 6% 12/1/2054 (l)	64,625,000	65,402,516
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (l)	12,700,000	13,002,122
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (l)	24,850,000	25,444,069
TOTAL UNITED STATES		2,089,878,295
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,076,123,219)		2,089,878,295

U.S. Treasury Obligations - 3.2%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.59 to 4.63	13,020,000	12,393,413
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.57	9,720,000	9,900,731
US Treasury Notes 3.5% 4/30/2030	3.73	50,000	48,534
US Treasury Notes 3.75% 8/31/2031	3.94	5,240,000	5,121,486
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	11,420,000	11,128,258
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.29	3,230,000	3,273,908
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,356,315)			41,866,330

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $23,741,868)	4.64	23,737,121	23,741,869

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	2,600,000	37,270
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	27,800,000	882,355
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	4,600,000	167,390
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	8,600,000	319,667
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	5,300,000	67,319
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	4,800,000	171,526
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	5,700,000	216,108
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,600,000	209,168
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	8,300,000	93,503
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	2,300,000	93,602
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	14,500,000	591,087
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	237,569
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	7,000,000	375,871
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	7,800,000	281,325

TOTAL PUT SWAPTIONS			3,743,760
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	2,600,000	48,246
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	27,800,000	1,328,940
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	4,600,000	199,276
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	8,600,000	365,840
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	5,300,000	107,192
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	4,800,000	194,746
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	5,700,000	235,621
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,600,000	236,046
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	8,300,000	186,372
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	2,300,000	83,087
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	14,500,000	267,462
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	57,719
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	7,000,000	99,322
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	7,800,000	342,360

TOTAL CALL SWAPTIONS			3,752,229
TOTAL PURCHASED SWAPTIONS (Cost $8,398,926)			7,495,989

TOTAL INVESTMENT IN SECURITIES - 200.9% (Cost $2,573,725,996)	2,589,781,780
NET OTHER ASSETS (LIABILITIES) - (100.9)%	(1,299,553,213)
NET ASSETS - 100.0%	1,290,228,567

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(69,000,000)	(56,730,938)
Ginnie Mae II Pool 3% 12/1/2054	(78,075,000)	(69,218,367)
Ginnie Mae II Pool 3.5% 12/1/2054	(42,800,000)	(39,125,218)
Ginnie Mae II Pool 5.5% 12/1/2054	(51,000,000)	(51,067,733)
Ginnie Mae II Pool 6% 12/1/2054	(140,275,000)	(141,743,511)
Ginnie Mae II Pool 6.5% 12/1/2054	(16,100,000)	(16,369,173)
Uniform Mortgage Backed Securities 2% 1/1/2055	(12,225,000)	(9,812,950)
Uniform Mortgage Backed Securities 2% 12/1/2039	(2,500,000)	(2,241,602)
Uniform Mortgage Backed Securities 2% 12/1/2054	(244,350,000)	(195,899,989)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(16,050,000)	(13,436,859)
Uniform Mortgage Backed Securities 3% 12/1/2054	(55,400,000)	(48,271,577)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(37,100,000)	(33,618,977)
Uniform Mortgage Backed Securities 4% 12/1/2054	(20,050,000)	(18,759,281)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(16,350,000)	(15,703,665)
Uniform Mortgage Backed Securities 5% 12/1/2039	(10,625,000)	(10,647,412)
Uniform Mortgage Backed Securities 5% 12/1/2054	(31,700,000)	(31,103,149)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(37,050,000)	(36,997,900)
Uniform Mortgage Backed Securities 6% 12/1/2054	(44,000,000)	(44,529,373)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(29,300,000)	(30,000,452)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(865,278,126)

TOTAL TBA SALE COMMITMENTS (Proceeds $855,258,428)		(865,278,126)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	499	Mar 2025	102,848,578	241,436	241,436
CBOT Long Term U.S. Treasury Bond Contracts (United States)	88	Mar 2025	10,516,000	282,029	282,029

TOTAL PURCHASED					523,465

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	268	Mar 2025	29,798,250	(323,979)	(323,979)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	178	Mar 2025	19,153,078	(158,791)	(158,791)

TOTAL SOLD					(482,770)

TOTAL FUTURES CONTRACTS					40,695
The notional amount of futures purchased as a percentage of Net Assets is 8.8%
The notional amount of futures sold as a percentage of Net Assets is 3.8%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	480,000	74,255	(113,841)	(39,586)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	46,409	(57,525)	(11,116)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	170,167	(179,110)	(8,943)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	560,000	86,630	(156,305)	(69,675)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	280,000	43,315	(77,486)	(34,171)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	710,000	109,835	(168,144)	(58,309)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	60,332	(95,275)	(34,943)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	18,564	(28,044)	(9,480)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,376	(18,194)	(5,818)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	123,758	(133,191)	(9,433)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	600,000	68,759	(82,913)	(14,154)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	850,000	131,493	(240,011)	(108,518)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	38,674	(55,137)	(16,463)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	20,111	(35,315)	(15,204)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	137,518	(192,577)	(55,059)

TOTAL BUY PROTECTION							1,142,196	(1,633,068)	(490,872)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	2,200,000	(28,356)	28,800	444
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	13,410,000	(172,843)	232,592	59,749
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(32,845)	47,364	14,519
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(24,489)	38,020	13,531
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(5,156)	6,287	1,131

TOTAL SELL PROTECTION							(263,689)	353,063	89,374
TOTAL CREDIT DEFAULT SWAPS							878,507	(1,280,005)	(401,498)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	54,063,000	916,031	0	916,031
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	15,579,000	502,091	0	502,091
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	35,575,000	835,826	0	835,826
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	9,244,000	210,081	0	210,081
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	19,063,000	757,982	0	757,982
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	13,574,000	934,565	0	934,565
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	1,120,000	36,550	0	36,550
TOTAL INTEREST RATE SWAPS							4,193,126	0	4,193,126

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,517,045 or 10.9% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,143,493.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $668,999.

(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $700,986.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $268,155.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	10,101,950	364,331,481	350,691,562	533,777	-	-	23,741,869	0.0%
Total	10,101,950	364,331,481	350,691,562	533,777	-	-	23,741,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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